UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22061
Name of Fund:
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,
50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
09/30/2025
Date of reporting period:
03/31/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

BlackRock 20/80 Target Allocation Fund
Institutional Shares | BICPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(0.56)%	5.59%	3.90%	3.39%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54
Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Institutional Shares | BICPX
Semi-Annual Shareholder Report — March 31, 2025
BICPX-03/25-SAR

BlackRock 20/80 Target Allocation Fund
Investor A Shares | BACPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.38%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(0.84)%	5.21%	3.55%	3.03%
Investor A Shares (with sales charge)	(6.04)	(0.31)	2.43	2.48
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54
Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor A Shares | BACPX
Semi-Annual Shareholder Report — March 31, 2025
BACPX-03/25-SAR

BlackRock 20/80 Target Allocation Fund
Investor C Shares | BCCPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$55(a)	1.11%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.11)%	4.40%	2.78%	2.42%
Investor C Shares (with sales charge)	(2.07)	3.40	2.78	2.42
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54
Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Investor C Shares | BCCPX
Semi-Annual Shareholder Report — March 31, 2025
BCCPX-03/25-SAR

BlackRock 20/80 Target Allocation Fund
Class K Shares | BKCPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.02%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(0.54)%	5.61%	3.92%	3.41%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54
Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class K Shares | BKCPX
Semi-Annual Shareholder Report — March 31, 2025
BKCPX-03/25-SAR

BlackRock 20/80 Target Allocation Fund
Class R Shares | BRCPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 20/80 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$33(a)	0.66%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(0.92)%	4.96%	3.24%	2.73%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)	(0.53)	5.70	3.45	3.54
Key Fund statistics
Net Assets	$438,782,430
Number of Portfolio Holdings	18
Portfolio Turnover Rate	28%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Conservative Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	76.5%
Equity Funds	20.5%
Short-Term Securities	3.0%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	20.3%
iShares Core Total USD Bond Market ETF	17.7%
BlackRock Strategic Income Opportunities Portfolio, Class K	14.2%
iShares 10-20 Year Treasury Bond ETF	13.0%
iShares Flexible Income Active ETF	9.4%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.2%
iShares Core S&P 500 ETF	6.6%
iShares Convertible Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares	3.5%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 20/80 Target Allocation Fund
Class R Shares | BRCPX
Semi-Annual Shareholder Report — March 31, 2025
BRCPX-03/25-SAR

BlackRock 40/60 Target Allocation Fund
Institutional Shares | BIMPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(1.39)%	5.37%	7.02%	5.17%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Institutional Shares | BIMPX
Semi-Annual Shareholder Report — March 31, 2025
BIMPX-03/25-SAR

BlackRock 40/60 Target Allocation Fund
Investor A Shares | BAMPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$19(a)	0.39%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(1.59)%	4.99%	6.67%	4.81%
Investor A Shares (with sales charge)	(6.76)	(0.52)	5.53	4.25
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor A Shares | BAMPX
Semi-Annual Shareholder Report — March 31, 2025
BAMPX-03/25-SAR

BlackRock 40/60 Target Allocation Fund
Investor C Shares | BCMPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$56(a)	1.13%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(1.88)%	4.27%	5.89%	4.18%
Investor C Shares (with sales charge)	(2.84)	3.27	5.89	4.18
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Investor C Shares | BCMPX
Semi-Annual Shareholder Report — March 31, 2025
BCMPX-03/25-SAR

BlackRock 40/60 Target Allocation Fund
Class K Shares | BKMPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.03%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(1.37)%	5.38%	7.06%	5.19%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Class K Shares | BKMPX
Semi-Annual Shareholder Report — March 31, 2025
BKMPX-03/25-SAR

BlackRock 40/60 Target Allocation Fund
Class R Shares | BRMPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 40/60 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$27(a)	0.55%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(1.63)%	4.80%	6.51%	4.64%
Bloomberg U.S. Universal Index	(0.15)	5.24	0.32	1.83
MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%)	(0.93)	6.14	6.58	5.20
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
Key Fund statistics
Net Assets	$703,203,094
Number of Portfolio Holdings	24
Portfolio Turnover Rate	23%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Moderate Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Fixed-Income Funds	56.8%
Equity Funds	40.5%
Short-Term Securities	2.7%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	19.6%
iShares Core Total USD Bond Market ETF	14.0%
BlackRock Strategic Income Opportunities Portfolio, Class K	11.2%
iShares Core S&P 500 ETF	10.5%
iShares 10-20 Year Treasury Bond ETF	9.7%
iShares Flexible Income Active ETF	8.3%
BlackRock U.S. Mortgage Portfolio, Institutional Class	7.1%
iShares U.S. Equity Factor Rotation Active ETF	6.6%
iShares MSCI U.S.A. Quality Factor ETF	6.6%
iShares S&P 500 Growth ETF	6.4%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 40/60 Target Allocation Fund
Class R Shares | BRMPX
Semi-Annual Shareholder Report — March 31, 2025
BRMPX-03/25-SAR

BlackRock 60/40 Target Allocation Fund
Institutional Shares | BIGPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(1.93)%	5.25%	10.06%	6.55%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79
Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Institutional Shares | BIGPX
Semi-Annual Shareholder Report — March 31, 2025
BIGPX-03/25-SAR

BlackRock 60/40 Target Allocation Fund
Investor A Shares | BAGPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$20(a)	0.40%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(2.11)%	4.95%	9.70%	6.20%
Investor A Shares (with sales charge)	(7.25)	(0.56)	8.52	5.63
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79
Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor A Shares | BAGPX
Semi-Annual Shareholder Report — March 31, 2025
BAGPX-03/25-SAR

BlackRock 60/40 Target Allocation Fund
Investor C Shares | BCGPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$56(a)	1.13%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(2.43)%	4.18%	8.89%	5.56%
Investor C Shares (with sales charge)	(3.34)	3.22	8.89	5.56
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79
Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Investor C Shares | BCGPX
Semi-Annual Shareholder Report — March 31, 2025
BCGPX-03/25-SAR

BlackRock 60/40 Target Allocation Fund
Class K Shares | BKGPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.04%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(1.90)%	5.28%	10.09%	6.57%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79
Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class K Shares | BKGPX
Semi-Annual Shareholder Report — March 31, 2025
BKGPX-03/25-SAR

BlackRock 60/40 Target Allocation Fund
Class R Shares | BRGPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 60/40 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$29(a)	0.59%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(2.23)%	4.72%	9.47%	5.99%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)	(1.34)	6.56	9.73	6.79
Key Fund statistics
Net Assets	$1,728,814,161
Number of Portfolio Holdings	24
Portfolio Turnover Rate	26%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	59.8%
Fixed-Income Funds	37.0%
Short-Term Securities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
BlackRock Total Return Fund, Class K	16.0%
iShares Core S&P 500 ETF	15.0%
iShares MSCI U.S.A. Quality Factor ETF	10.8%
iShares U.S. Equity Factor Rotation Active ETF	9.7%
iShares S&P 500 Growth ETF	9.4%
BlackRock Strategic Income Opportunities Portfolio, Class K	8.8%
iShares Core Total USD Bond Market ETF	8.7%
iShares S&P 500 Value ETF	8.4%
iShares 10-20 Year Treasury Bond ETF	7.2%
BlackRock U.S. Mortgage Portfolio, Institutional Class	6.0%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 60/40 Target Allocation Fund
Class R Shares | BRGPX
Semi-Annual Shareholder Report — March 31, 2025
BRGPX-03/25-SAR

BlackRock 80/20 Target Allocation Fund
Institutional Shares | BIAPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4(a)	0.08%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	(2.70)%	4.99%	13.00%	7.91%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30
Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Institutional Shares | BIAPX
Semi-Annual Shareholder Report — March 31, 2025
BIAPX-03/25-SAR

BlackRock 80/20 Target Allocation Fund
Investor A Shares | BAAPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$21(a)	0.42%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	(2.91)%	4.60%	12.63%	7.55%
Investor A Shares (with sales charge)	(8.01)	(0.89)	11.42	6.97
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30
Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor A Shares | BAAPX
Semi-Annual Shareholder Report — March 31, 2025
BAAPX-03/25-SAR

BlackRock 80/20 Target Allocation Fund
Investor C Shares | BCAPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$57(a)	1.16%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	(3.29)%	3.83%	11.78%	6.90%
Investor C Shares (with sales charge)	(4.19)	2.87	11.78	6.90
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30
Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Investor C Shares | BCAPX
Semi-Annual Shareholder Report — March 31, 2025
BCAPX-03/25-SAR

BlackRock 80/20 Target Allocation Fund
Class K Shares | BKAPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.06%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	(2.73)%	4.95%	13.02%	7.93%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30
Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class K Shares | BKAPX
Semi-Annual Shareholder Report — March 31, 2025
BKAPX-03/25-SAR

BlackRock 80/20 Target Allocation Fund
Class R Shares | BRAPX
Semi-Annual Shareholder Report — March 31, 2025

This semi-annual shareholder report contains important information about BlackRock 80/20 Target Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$28(a)	0.58%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	(2.99)%	4.47%	12.44%	7.37%
MSCI All Country World Index	(2.30)	7.15	15.18	8.84
MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)	(1.76)	6.97	12.89	8.30
Key Fund statistics
Net Assets	$1,936,617,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	24%
Average annual total returns reflect reductions for distribution and service fees.
The Fund's returns shown prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name BlackRock Aggressive Growth Prepared Portfolio.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of March 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments
Equity Funds	81.9%
Fixed-Income Funds	17.8%
Short-Term Securities	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
iShares Core S&P 500 ETF	21.4%
iShares MSCI U.S.A. Quality Factor ETF	14.5%
iShares S&P 500 Growth ETF	12.9%
iShares U.S. Equity Factor Rotation Active ETF	10.8%
iShares S&P 500 Value ETF	9.6%
iShares Core Total USD Bond Market ETF	7.1%
BlackRock Total Return Fund, Class K	7.1%
iShares MSCI EAFE Value ETF	5.8%
International Tilts Master Portfolio	5.7%
BlackRock Unconstrained Equity Fund, Class K	5.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock 80/20 Target Allocation Fund
Class R Shares | BRAPX
Semi-Annual Shareholder Report — March 31, 2025
BRAPX-03/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

MARCH 31, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund

•	BlackRock 40/60 Target Allocation Fund

•	BlackRock 60/40 Target Allocation Fund

•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Schedule of Investments (unaudited) March 31, 2025	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 21.1%
iShares Core MSCI Emerging Markets ETF	160,005	$8,635,470
iShares Core S&P 500 ETF	44,230	24,852,837
iShares MSCI EAFE Value ETF	158,998	9,371,342
iShares MSCI U.S.A. Quality Factor ETF	73,170	12,504,021
iShares S&P 500 Growth ETF	129,988	12,066,786
iShares S&P 500 Value ETF	68,044	12,967,826
iShares U.S. Equity Factor Rotation Active ETF	255,465	12,456,473

		92,854,755

Fixed-Income Funds — 78.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	5,580,013	53,177,529
BlackRock Total Return Fund, Class K	7,707,671	76,074,714
BlackRock U.S. Mortgage Portfolio, Institutional Class	2,992,478	26,932,302
iShares 10-20 Year Treasury Bond ETF	470,691	48,834,191
iShares Convertible Bond ETF	205,547	17,185,785
iShares Core Total USD Bond Market ETF	1,443,417	66,512,655
iShares Flexible Income Active ETF	675,486	35,381,957
iShares High Yield Systematic Bond ETF	186,935	8,802,769
iShares J.P. Morgan USD Emerging Markets Bond ETF(b)	145,749	13,203,402

		346,105,304

Total Long-Term Investments — 100.0% (Cost: $427,507,106)		438,960,059

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(a)(c)(d)	13,096,505	$13,103,054
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(a)(c)	404,571	404,571

Total Short-Term Securities — 3.1% (Cost: $13,507,625)		13,507,625

Total Investments — 103.1% (Cost: $441,014,731)		452,467,684

Liabilities in Excess of Other Assets — (3.1)%		(13,685,254)

Net Assets — 100.0%		$438,782,430

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$19,303,078	$—	$(6,188,864	)(a)	$(5,613)	$(5,547)	$13,103,054	13,096,505	$66,734	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	980,501	—	(575,930	)(a)	—	—	404,571	404,571	12,671		—

BlackRock Strategic Income Opportunities Portfolio, Class K	52,590,423	4,388,651	(3,165,592)		10,051	(646,004)	53,177,529	5,580,013	1,276,587		—
BlackRock Total Return Fund, Class K	74,491,285	7,468,785	(3,678,154)		(108,037)	(2,099,165)	76,074,714	7,707,671	1,768,018		50,680

S C H E D U L E S O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock U.S. Mortgage Portfolio, Institutional Class	$34,892,943	$3,264,020	$(10,817,172)	$120,620	$(528,109)	$26,932,302	2,992,478	$938,327	$78,189
iShares 10- 20 Year Treasury Bond ETF	—	49,268,705	(516,133)	(3,863)	85,482	48,834,191	470,691	116,523	—
iShares 20+ Year Treasury Bond ETF(c)	30,686,072	3,986,400	(32,613,451)	(2,161,616)	102,595	—	—	526,719	—
iShares Convertible Bond ETF	12,960,483	5,431,464	(1,078,086)	5,739	(133,815)	17,185,785	205,547	188,367	—
iShares Core MSCI Emerging Markets ETF	—	8,856,183	(93,268)	413	(127,858)	8,635,470	160,005	—	—
iShares Core S&P 500 ETF	22,989,738	4,164,702	(1,544,468)	(7,615)	(749,520)	24,852,837	44,230	168,681	—
iShares Core Total USD Bond Market ETF	74,520,280	6,676,111	(13,101,933)	(20,080)	(1,561,723)	66,512,655	1,443,417	1,480,987	—
iShares Edge Investment Grade Enhanced Bond ETF(c)	22,001,036	214,459	(21,634,814)	339,728	(920,409)	—	—	177,844	—
iShares Flexible Income Active ETF	34,510,416	3,417,866	(1,808,087)	(23,638)	(714,600)	35,381,957	675,486	1,233,753	—
iShares High Yield Systematic Bond ETF	—	9,333,151	(401,861)	(4,166)	(124,355)	8,802,769	186,935	190,565	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	9,209,021	5,129,271	(806,612)	11,071	(339,349)	13,203,402	145,749	280,508	—
iShares MSCI EAFE Growth ETF(c)	—	8,751,698	(8,929,343)	177,645	—	—	—	56,136	—
iShares MSCI EAFE Value ETF	12,786,675	577,629	(4,073,244)	(95,207)	175,489	9,371,342	158,998	140,715	—
iShares MSCI Emerging Markets ex China ETF(c)	9,101,418	642,936	(9,001,284)	(251,445)	(491,625)	—	—	142,274	—
iShares MSCI U.S.A. Quality Factor ETF	13,858,994	1,132,768	(1,907,673)	169,968	(750,036)	12,504,021	73,170	66,720	—
iShares S&P 500 Growth ETF	14,223,854	1,090,819	(2,970,576)	312,285	(589,596)	12,066,786	129,988	31,007	—

4	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 20/80 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds

iShares S&P 500 Value ETF	$8,587,148	$5,380,137	$(593,208)	$22,027	$(428,278)	$12,967,826	68,044	$95,848	$—
iShares U.S. Equity Factor Rotation Active ETF	12,814,115	977,538	(1,165,322)	65,645	(235,503)	12,456,473	255,465	75,041	—

				$(1,446,088)	$(10,081,926)	$452,467,684		$9,034,025	$128,869

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$438,960,059	$—	$—	$438,960,059
Short-Term Securities
Money Market Funds	13,507,625	—	—	13,507,625

	$452,467,684	$—	$—	$452,467,684

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) March 31, 2025	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 41.6%
BlackRock Unconstrained Equity Fund, Class K(b)	925,751	$12,071,794
International Tilts Master Portfolio	$14,361,809	14,361,809
iShares Core MSCI Emerging Markets ETF	255,360	13,781,779
iShares Core S&P 500 ETF	96,405	54,169,969
iShares MSCI EAFE Growth ETF	139,733	13,973,300
iShares MSCI EAFE Value ETF	251,974	14,851,347
iShares MSCI Emerging Markets ex China ETF	260,526	14,352,377
iShares MSCI U.S.A. Momentum Factor ETF	65,743	13,288,633
iShares MSCI U.S.A. Quality Factor ETF	198,863	33,983,698
iShares S&P 500 Growth ETF(c)	357,920	33,225,714
iShares S&P 500 Value ETF	144,065	27,455,908
iShares U.S. Equity Factor Rotation Active ETF	699,383	34,101,915
iShares U.S. Technology ETF	92,965	13,056,005

		292,674,248

Fixed-Income Funds — 58.3%
BlackRock Strategic Income Opportunities Portfolio, Class K	6,053,416	57,689,053
BlackRock Total Return Fund, Class K	10,241,036	101,079,021
BlackRock U.S. Mortgage Portfolio, Institutional Class	4,056,956	36,512,608
iShares 10-20 Year Treasury Bond ETF	485,001	50,318,854
iShares Convertible Bond ETF	246,338	20,596,320
iShares Core Total USD Bond Market ETF	1,576,259	72,634,015
iShares Flexible Income Active ETF	821,060	43,007,123
iShares High Yield Systematic Bond ETF	298,851	14,072,893
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	156,478	14,175,342

		410,085,229

Total Long-Term Investments — 99.9% (Cost: $666,379,678)		702,759,477

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(a)(d)(e)	18,033,391	$18,042,408
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(a)(d)	1,480,516	1,480,516

Total Short-Term Securities — 2.8% (Cost: $19,521,383)		19,522,924

Total Investments — 102.7% (Cost: $685,901,061)		722,282,401

Liabilities in Excess of Other Assets — (2.7)%		(19,079,307)

Net Assets — 100.0%		$703,203,094

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$30,723,742	$—		$(12,669,533	)(a)	$1,985	$(13,786)	$18,042,408	18,033,391	$ 149,663	(b)	$—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	378,184	1,102,332	(a)	—		—	—	1,480,516	1,480,516	29,195		—
BlackRock Strategic Income Opportunities Portfolio, Class K	52,049,313	7,824,925		(1,565,959)		(7,137)	(612,089)	57,689,053	6,053,416	1,321,300		—

6	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Total Return Fund, Class K	$91,249,043	$15,196,113		$(2,739,428)	$(72,005)	$(2,554,702)	$101,079,021	10,241,036	$2,260,761	$63,693
BlackRock U.S. Mortgage Portfolio, Institutional Class	38,760,030	6,261,167		(8,095,468)	6,701	(419,822)	36,512,608	4,056,956	1,105,504	88,904
BlackRock Unconstrained Equity Fund, Class K	12,283,526	1,490,949		(391,490)	(16,521)	(1,294,670)	12,071,794	925,751	—	—
International Tilts Master Portfolio	—	14,330,224	(a)(c)	—	141,733	(110,148)	14,361,809	$14,361,809	74,411	—
iShares 10-20 Year Treasury Bond ETF	—	50,790,905		(554,858)	(4,482)	87,289	50,318,854	485,001	120,509	—
iShares 20+ Year Treasury Bond ETF(d)	32,496,116	6,614,743		(37,014,343)	(2,300,898)	204,382	—	—	572,777	—
iShares Convertible Bond ETF	13,172,419	8,198,702		(537,589)	(10,123)	(227,089)	20,596,320	246,338	213,220	—
iShares Core MSCI Emerging Markets ETF	—	14,144,365		(157,538)	(858)	(204,190)	13,781,779	255,360	—	—
iShares Core S&P 500 ETF	68,004,771	8,697,862		(21,384,147)	4,685,732	(5,834,249)	54,169,969	96,405	423,322	—
iShares Core Total USD Bond Market ETF	78,286,817	9,020,091		(13,048,343)	(35,568)	(1,588,982)	72,634,015	1,576,259	1,479,878	—
iShares Flexible Income Active ETF	38,045,859	6,832,503		(1,059,840)	(11,955)	(799,444)	43,007,123	821,060	1,414,395	—
iShares High Yield Systematic Bond ETF	—	14,562,295		(294,786)	(2,987)	(191,629)	14,072,893	298,851	294,947	—
iShares Investment Grade Systematic Bond ETF(d)	26,215,772	375,404		(25,898,545)	395,839	(1,088,470)	—	—	212,213	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,716,773	2,247,730		(391,518)	(3,722)	(393,921)	14,175,342	156,478	390,690	—
iShares MSCI EAFE Growth ETF	20,589,031	8,576,259		(14,136,823)	800,688	(1,855,855)	13,973,300	139,733	170,456	—
iShares MSCI EAFE Value ETF	25,635,828	2,603,928		(13,739,654)	185,244	166,001	14,851,347	251,974	336,548	—
iShares MSCI Emerging Markets ex China ETF	18,974,777	2,539,281		(5,323,739)	(299,222)	(1,538,720)	14,352,377	260,526	310,527	—
iShares MSCI U.S.A. Momentum Factor ETF	—	14,342,049		(292,998)	(17,529)	(742,889)	13,288,633	65,743	79,846	—

S C H E D U L E S O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 40/60 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds

iShares MSCI U.S.A. Quality Factor ETF	$34,154,857	$3,906,710	$(2,424,043)	$143,254	$(1,797,080)	$33,983,698	198,863	$178,043	$—
iShares S&P 500 Growth ETF	35,052,639	3,811,731	(4,549,453)	337,347	(1,426,550)	33,225,714	357,920	83,355	—
iShares S&P 500 Value ETF	13,773,113	15,076,342	(548,867)	(9,567)	(835,113)	27,455,908	144,065	182,018	—
iShares U.S. Equity Factor Rotation Active ETF	32,495,112	3,929,497	(1,701,422)	(33,351)	(587,921)	34,101,915	699,383	203,656	—
iShares U.S. Technology ETF	13,438,232	1,504,185	(768,896)	(40,610)	(1,076,906)	13,056,005	92,965	12,906	—

				$3,831,988	$(24,736,553)	$722,282,401		$11,620,140	$152,597

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$702,759,477	$—	$—	$702,759,477
Short-Term Securities
Money Market Funds	19,522,924	—	—	19,522,924

	$722,282,401	$—	$—	$722,282,401

See notes to financial statements.

8	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) March 31, 2025	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 61.6%
BlackRock Technology Opportunities Fund, Class K	499,674	$31,899,186
BlackRock Unconstrained Equity Fund, Class K(b)	2,377,211	30,998,834
International Tilts Master Portfolio	$53,896,000	53,896,000
iShares Core MSCI Emerging Markets ETF	962,139	51,926,642
iShares Core S&P 500 ETF	329,032	184,882,519
iShares MSCI EAFE Growth ETF	520,136	52,013,600
iShares MSCI EAFE Value ETF	936,442	55,193,891
iShares MSCI Emerging Markets ex China ETF	648,001	35,698,375
iShares MSCI U.S.A. Momentum Factor ETF(c)	158,721	32,082,276
iShares MSCI U.S.A. Quality Factor ETF	777,952	132,944,217
iShares S&P 100 ETF	121,776	32,980,594
iShares S&P 500 Growth ETF(c)	1,246,260	115,690,316
iShares S&P 500 Value ETF	541,148	103,131,986
iShares U.S. Equity Factor Rotation Active ETF	2,436,593	118,808,275
iShares U.S. Technology ETF	235,044	33,009,579

		1,065,156,290

Fixed-Income Funds — 38.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	11,308,440	107,769,434
BlackRock Total Return Fund, Class K	19,899,518	196,408,244
BlackRock U.S. Mortgage Portfolio, Institutional Class	8,138,564	73,247,074
iShares 10-20 Year Treasury Bond ETF	853,314	88,531,327
iShares Core Total USD Bond Market ETF	2,307,366	106,323,425
iShares Flexible Income Active ETF(c)	1,008,212	52,810,145
iShares J.P. Morgan USD Emerging Markets Bond ETF(c)	385,546	34,926,612

		660,016,261

Total Long-Term Investments — 99.8% (Cost: $1,596,270,099)		1,725,172,551

Security	Shares	Value

Short-Term Securities

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(a)(d)(e)	53,983,574	$54,010,566
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(a)(d)	3,577,399	3,577,399

Total Short-Term Securities — 3.3% (Cost: $57,582,541)		57,587,965

Total Investments — 103.1% (Cost: $1,653,852,640)		1,782,760,516

Liabilities in Excess of Other Assets — (3.1)%		(53,946,355)

Net Assets — 100.0%		$1,728,814,161

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,958,048	$—	$(2,921,533	)(a)	$(5,259)	$(20,690)	$54,010,566	53,983,574	$ 357,686	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K(c)	32,631,523	206,066	(32,096,931)		319,551	(1,060,209)	—	—	—		—

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Shares	$1,202,351	$2,375,048	(a)	$—	$—	$—	$3,577,399	3,577,399	$80,077	$—
BlackRock Strategic Income Opportunities Portfolio, Class K	98,483,464	14,267,913		(3,791,607)	(10,660)	(1,179,676)	107,769,434	11,308,440	2,517,179	—
BlackRock Technology Opportunities Fund, Class K	33,304,729	3,985,482		(1,097,202)	(45,243)	(4,248,580)	31,899,186	499,674	—	1,331,442
BlackRock Total Return Fund, Class K	184,908,262	24,147,409		(7,150,684)	(192,856)	(5,303,887)	196,408,244	19,899,518	4,516,629	130,647
BlackRock U.S. Mortgage Portfolio, Institutional Class	82,044,317	12,242,534		(20,112,856)	5,459	(932,380)	73,247,074	8,138,564	2,333,851	194,451
BlackRock Unconstrained Equity Fund, Class K	31,342,864	4,098,565		(1,097,202)	(36,927)	(3,308,466)	30,998,834	2,377,211	—	—
International Tilts Master Portfolio	—	53,783,919	(a)(d)	—	530,496	(418,415)	53,896,000	$53,896,000	278,791	—
iShares 10- 20 Year Treasury Bond ETF	—	89,918,620		(1,538,712)	(2,786)	154,205	88,531,327	853,314	210,683	—
iShares 20+ Year Treasury Bond ETF(c)	66,422,039	11,101,586		(73,054,318)	(4,458,970)	(10,337)	—	—	1,167,827	—
iShares Core MSCI Emerging Markets ETF	—	54,418,741		(940,114)	(44,809)	(1,507,176)	51,926,642	962,139	655,766	—
iShares Core S&P 500 ETF	258,137,910	21,135,263		(91,422,457)	24,586,631	(27,554,828)	184,882,519	329,032	1,501,343	—
iShares Core Total USD Bond Market ETF	133,674,633	22,943,799		(47,272,604)	(127,402)	(2,895,001)	106,323,425	2,307,366	2,166,730	—
iShares Flexible Income Active ETF	47,090,395	8,851,794		(2,108,328)	(23,707)	(1,000,009)	52,810,145	1,008,212	1,783,479	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	32,449,239	4,612,655		(1,097,491)	(10,552)	(1,027,239)	34,926,612	385,546	989,063	—

10	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 60/40 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds

iShares MSCI EAFE Growth ETF	$68,842,283	$41,894,511	$(55,203,550)	$1,649,317	$(5,168,961)	$52,013,600	520,136	$685,074	$—
iShares MSCI EAFE Value ETF	99,037,377	7,497,188	(52,729,688)	940,517	448,497	55,193,891	936,442	1,420,771	—
iShares MSCI Emerging Markets ex China ETF	50,267,803	4,510,026	(14,254,933)	(399,558)	(4,424,963)	35,698,375	648,001	832,318	—
iShares MSCI U.S.A. Momentum Factor ETF	—	34,728,817	(811,827)	(19,149)	(1,815,565)	32,082,276	158,721	197,957	—
iShares MSCI U.S.A. Quality Factor ETF	120,666,031	27,350,873	(8,432,780)	428,947	(7,068,854)	132,944,217	777,952	663,202	—
iShares S&P 100 ETF	—	35,467,343	(259,328)	(12,248)	(2,215,173)	32,980,594	121,776	70,378	—
iShares S&P 500 Growth ETF	123,835,582	9,564,303	(14,179,027)	1,165,984	(4,696,526)	115,690,316	1,246,260	295,126	—
iShares S&P 500 Value ETF	68,971,052	39,927,599	(2,452,521)	(60,689)	(3,253,455)	103,131,986	541,148	779,107	—
iShares U.S. Equity Factor Rotation Active ETF	116,616,027	10,001,185	(5,869,058)	115,380	(2,055,259)	118,808,275	2,436,593	715,477	—
iShares U.S. Technology ETF	34,154,376	2,689,113	(1,094,664)	40,452	(2,779,698)	33,009,579	235,044	32,791	—

				$24,331,919	$(83,342,645)	$1,782,760,516		$24,251,305	$1,656,540

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 60/40 Target Allocation Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,725,172,551	$—	$—	$1,725,172,551
Short-Term Securities
Money Market Funds	57,587,965	—	—	57,587,965

	$1,782,760,516	$—	$—	$1,782,760,516

See notes to financial statements.

12	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) March 31, 2025	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 81.9%
BlackRock Technology Opportunities Fund, Class K	557,216	$35,572,661
BlackRock Unconstrained Equity Fund, Class K(b)	5,600,413	73,029,381
International Tilts Master Portfolio	$81,231,318	81,231,318
iShares Core MSCI Emerging Markets ETF	1,090,576	58,858,387
iShares Core S&P 500 ETF	545,554	306,546,793
iShares MSCI EAFE Growth ETF	586,371	58,637,100
iShares MSCI EAFE Value ETF	1,407,988	82,986,813
iShares MSCI Emerging Markets ex China ETF	1,089,205	60,004,303
iShares MSCI U.S.A. Momentum Factor ETF	271,882	54,955,509
iShares MSCI U.S.A. Quality Factor ETF	1,214,732	207,585,552
iShares S&P 100 ETF	205,886	55,760,105
iShares S&P 500 Growth ETF	1,986,733	184,428,424
iShares S&P 500 Value ETF	716,704	136,589,448
iShares U.S. Equity Factor Rotation Active ETF(c)	3,158,550	154,010,898
iShares U.S. Technology ETF(c)	261,251	36,690,090

		1,586,886,782

Fixed-Income Funds — 17.9%
BlackRock Strategic Income Opportunities Portfolio, Class K	4,255,834	40,558,101
BlackRock Total Return Fund, Class K	10,298,756	101,648,723
BlackRock U.S. Mortgage Portfolio, Institutional Class	4,551,498	40,963,480
iShares 10-20 Year Treasury Bond ETF	585,885	60,785,569
iShares Core Total USD Bond Market ETF	2,211,265	101,895,091

		345,850,964

Total Long-Term Investments — 99.8% (Cost: $1,755,425,402)		1,932,737,746

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(a)(d)(e)	1,094,429	$1,094,977
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(a)(d)	4,427,615	4,427,615

Total Short-Term Securities — 0.3% (Cost: $5,522,592)		5,522,592

Total Investments — 100.1% (Cost: $1,760,947,994)		1,938,260,338

Liabilities in Excess of Other Assets — (0.1)%		(1,642,393)

Net Assets — 100.0%		$1,936,617,945

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$48,630,283	$—		$(47,520,395	)(a)	$6,590	$(21,501)	$1,094,977	1,094,429	$ 172,099	(b)	$—
BlackRock Emerging Markets Fund, Inc., Class K(c)	35,522,298	500,922		(35,212,924)		1,785,647	(2,595,943)	—	—	—		—

BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,205,960	1,221,655	(a)	—		—	—	4,427,615	4,427,615	106,257		—

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Strategic Income Opportunities Portfolio, Class K	$31,596,540	$10,057,303		$(747,781)	$(6,257)	$(341,704)	$40,558,101	4,255,834	$879,874	$—
BlackRock Technology Opportunities Fund, Class K	32,162,863	9,141,652		(750,781)	(93,075)	(4,887,998)	35,572,661	557,216	—	1,311,180
BlackRock Total Return Fund, Class K	81,106,131	24,582,043		(1,866,953)	(55,886)	(2,116,612)	101,648,723	10,298,756	2,163,239	58,900
BlackRock U.S. Mortgage Portfolio, Institutional Class	31,373,358	10,599,753		(746,783)	(7,742)	(255,106)	40,963,480	4,551,498	1,017,131	77,118
BlackRock Unconstrained Equity Fund, Class K	62,427,263	19,760,945		(1,495,563)	(106,864)	(7,556,400)	73,029,381	5,600,413	—	—
International Tilts Master Portfolio	—	81,064,323	(a)(d)	—	801,404	(634,409)	81,231,318	$81,231,318	421,010	—
iShares 10- 20 Year Treasury Bond ETF	—	61,338,434		(654,807)	(3,774)	105,716	60,785,569	585,885	145,468	—
iShares 20+ Year Treasury Bond ETF(c)	33,243,539	9,533,535		(40,850,339)	(2,383,956)	457,221	—	—	597,237	—
iShares Core MSCI Emerging Markets ETF	—	61,074,280		(840,618)	(37,644)	(1,337,631)	58,858,387	1,090,576	633,352	—
iShares Core S&P 500 ETF	313,961,972	76,359,923		(75,731,395)	886,993	(8,930,700)	306,546,793	545,554	2,126,999	—
iShares Core Total USD Bond Market ETF	124,785,776	22,786,380		(43,152,278)	(977,602)	(1,547,185)	101,895,091	2,211,265	2,138,554	—
iShares MSCI EAFE Growth ETF	98,729,260	47,959,490		(83,980,520)	3,465,745	(7,536,875)	58,637,100	586,371	799,065	—
iShares MSCI EAFE Value ETF	111,211,128	25,406,395		(57,504,162)	1,068,510	2,804,942	82,986,813	1,407,988	1,723,694	—
iShares MSCI Emerging Markets ex China ETF	62,443,298	16,689,112		(12,759,759)	(781,777)	(5,586,571)	60,004,303	1,089,205	1,058,169	—
iShares MSCI U.S.A. Momentum Factor ETF	—	58,898,598		(932,730)	(68,980)	(2,941,379)	54,955,509	271,882	312,492	—
iShares MSCI U.S.A. Quality Factor ETF	148,576,766	73,426,977		(3,758,456)	(187,351)	(10,472,384)	207,585,552	1,214,732	943,995	—

14	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (unaudited) (continued) March 31, 2025	BlackRock 80/20 Target Allocation Fund

Affiliates (continued)

Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds

iShares S&P 100 ETF	$—	$60,187,980	$(641,800)	$(40,160)	$(3,745,915)	$55,760,105	205,886	$119,173	$—
iShares S&P 500 Growth ETF	169,138,832	39,526,477	(16,818,424)	854,202	(8,272,663)	184,428,424	1,986,733	443,111	—
iShares S&P 500 Value ETF	98,393,942	44,718,758	(2,447,985)	(116,450)	(3,958,817)	136,589,448	716,704	1,082,823	—
iShares U.S. Equity Factor Rotation Active ETF	128,636,396	32,178,224	(3,281,439)	(151,800)	(3,370,483)	154,010,898	3,158,550	883,285	—
iShares U.S. Infrastructure ETF(c)	33,045,556	7,933,024	(40,277,023)	5,037,098	(5,738,655)	—	—	164,918	—
iShares U.S. Technology ETF	32,930,348	7,854,421	(751,723)	(63,225)	(3,279,731)	36,690,090	261,251	34,574	—

				$8,823,646	$(81,760,783)	$1,938,260,338		$17,966,519	$1,447,198

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Investment Companies	$1,932,737,746	$—	$—	$1,932,737,746
Short-Term Securities
Money Market Funds	5,522,592	—	—	5,522,592

	$1,938,260,338	$—	$—	$1,938,260,338

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Statements of Assets and Liabilities (unaudited)

March 31, 2025

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments, at value — affiliated(a)(b)	$452,467,684	$722,282,401	$1,782,760,516	$1,938,260,338
Receivables:
Securities lending income — affiliated	10,490	13,423	37,303	10,123
Capital shares sold	379,531	288,284	1,899,907	1,737,474
Dividends — affiliated	683,410	856,795	1,655,446	815,705
From the Manager	26,554	45,621	97,243	123,733
Prepaid expenses	51,525	58,048	62,672	63,441

Total assets	453,619,194	723,544,572	1,786,513,087	1,941,010,814

LIABILITIES
Collateral on securities loaned	13,110,282	18,039,833	53,993,885	1,094,977
Payables:
Investments purchased	681,167	925,093	1,773,417	1,362,094
Administration fees	1,144	15,325	63,059	72,930
Capital shares redeemed	807,533	1,061,972	1,278,235	1,280,551
Trustees’ and Officer’s fees	2,760	3,072	4,994	4,562
Other accrued expenses	43,177	44,191	52,050	46,061
Other affiliate fees	1,029	—	1,195	—
Professional fees	46,816	45,986	45,424	47,027
Registration fees	4,084	687	470	983
Service and distribution fees	61,254	100,277	202,263	155,559
Transfer agent fees	77,518	105,042	283,934	328,125

Total liabilities	14,836,764	20,341,478	57,698,926	4,392,869

Commitments and contingent liabilities

NET ASSETS	$438,782,430	$703,203,094	$1,728,814,161	$1,936,617,945

NET ASSETS CONSIST OF:
Paid-in capital	$476,979,205	$667,085,144	$1,568,454,335	$1,746,703,724
Accumulated earnings (loss)	(38,196,775)	36,117,950	160,359,826	189,914,221

NET ASSETS	$438,782,430	$703,203,094	$1,728,814,161	$1,936,617,945

(a) Investments at cost — affiliated	$441,014,731	$685,901,061	$1,653,852,640	$1,760,947,994
(b) Securities loaned at value	$12,882,894	$17,732,185	$53,021,440	$1,070,236

16	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Assets and Liabilities (unaudited) (continued)

March 31, 2025

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE

Institutional
Net assets	$83,622,405	$171,901,168	$419,202,798	$779,175,589

Shares outstanding	7,516,017	13,441,042	28,035,697	47,205,950

Net asset value	$11.13	$12.79	$14.95	$16.51

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$180,379,792	$275,185,636	$651,029,179	$380,903,662

Shares outstanding	16,482,494	21,767,691	44,557,388	23,706,365

Net asset value	$10.94	$12.64	$14.61	$16.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$23,115,389	$38,818,097	$51,450,944	$67,340,731

Shares outstanding	2,118,928	3,096,762	3,608,944	4,375,280

Net asset value	$10.91	$12.54	$14.26	$15.39

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$145,684,740	$199,955,605	$566,689,338	$673,505,939

Shares outstanding	13,092,774	15,620,518	37,903,066	40,794,049

Net asset value	$11.13	$12.80	$14.95	$16.51

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$5,980,104	$17,342,588	$40,441,902	$35,692,024

Shares outstanding	547,750	1,374,206	2,780,493	2,242,423

Net asset value	$10.92	$12.62	$14.54	$15.92

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

S T A T E M E N T S O F A S S E T S A N D L I A B I L I T I E S	17

Statements of Operations (unaudited)

Six Months Ended March 31, 2025

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$8,967,291	$11,396,066	$23,614,828	$17,373,410
Securities lending income — affiliated — net	66,734	149,663	357,686	172,099
Net investment income allocated from the affiliated Master Portfolio:
Income	—	79,479	297,750	449,662
Expenses	—	(5,068)	(18,959)	(28,652)

Total investment income	9,034,025	11,620,140	24,251,305	17,966,519

EXPENSES
Service and distribution — class specific	372,238	597,801	1,219,136	934,920
Transfer agent — class specific	166,018	312,969	793,139	904,468
Administration	92,224	142,036	341,444	359,125
Professional	56,214	56,432	57,915	57,842
Administration — class specific	43,412	67,908	172,133	181,630
Registration	39,657	40,836	46,994	48,046
Accounting services	32,891	32,891	32,891	32,891
Printing and postage	10,159	11,805	15,275	13,863
Trustees and Officer	5,643	6,544	10,866	10,635
Custodian	1,354	2,402	6,885	7,042
Miscellaneous	9,114	9,947	15,036	13,763

Total expenses excluding interest expense	828,924	1,281,571	2,711,714	2,564,225
Interest expense	369	355	1,218	101

Total expenses	829,293	1,281,926	2,712,932	2,564,326

Less:
Administration fees waived	(91,694)	(65,209)	—	—
Administration fees waived by the Manager — class specific	(38,872)	(63,722)	(147,264)	(145,368)
Fees waived and/or reimbursed by the Manager	(116,993)	(140,514)	(284,197)	(125,007)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(44,408)	(123,649)	(296,007)	(523,820)

Total expenses after fees waived and/or reimbursed	537,326	888,832	1,985,464	1,770,131

Net investment income	8,496,699	10,731,308	22,265,841	16,196,388

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	(1,446,088)	3,690,255	23,801,423	8,022,242
Capital gain distributions from investment companies — affiliated	128,869	152,597	1,656,540	1,447,198
Allocation from the affiliated Master Portfolio	—	141,733	530,496	801,404

	(1,317,219)	3,984,585	25,988,459	10,270,844

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(10,081,926)	(24,626,405)	(82,924,230)	(81,126,374)
Allocation from the affiliated Master Portfolio	—	(110,148)	(418,415)	(634,409)

	(10,081,926)	(24,736,553)	(83,342,645)	(81,760,783)

Net realized and unrealized loss	(11,399,145)	(20,751,968)	(57,354,186)	(71,489,939)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,902,446)	$(10,020,660)	$(35,088,345)	$(55,293,551)

See notes to financial statements.

18	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund
	Six Months Ended 03/31/25 (unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (unaudited)	Year Ended 09/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,496,699	$15,604,726	$10,731,308	$18,276,586
Net realized gain (loss)	(1,317,219)	5,547,944	3,984,585	20,937,605
Net change in unrealized appreciation (depreciation)	(10,081,926)	44,100,487	(24,736,553)	71,546,744

Net increase (decrease) in net assets resulting from operations	(2,902,446)	65,253,157	(10,020,660)	110,760,935

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,775,930)	(2,574,924)	(4,421,808)	(3,989,841)
Investor A	(7,247,674)	(6,241,192)	(8,470,792)	(7,290,167)
Investor C	(748,191)	(817,249)	(891,748)	(962,583)
Class K	(5,908,549)	(4,483,316)	(6,049,652)	(4,220,565)
Class R	(211,327)	(199,363)	(339,066)	(327,584)

Decrease in net assets resulting from distributions to shareholders	(16,891,671)	(14,316,044)	(20,173,066)	(16,790,740)

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets derived from capital share transactions	17,801,693	(35,008,862)	76,364,940	(27,727,483)

NET ASSETS
Total increase (decrease) in net assets	(1,992,424)	15,928,251	46,171,214	66,242,712
Beginning of period	440,774,854	424,846,603	657,031,880	590,789,168

End of period	$438,782,430	$440,774,854	$703,203,094	$657,031,880

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	19

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund
	Six Months Ended 03/31/25 (unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (unaudited)	Year Ended 09/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,265,841	$37,981,177	$16,196,388	$26,087,618
Net realized gain	25,988,459	98,382,313	10,270,844	108,414,555
Net change in unrealized appreciation (depreciation)	(83,342,645)	188,843,079	(81,760,783)	207,995,929

Net increase (decrease) in net assets resulting from operations	(35,088,345)	325,206,569	(55,293,551)	342,498,102

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(27,293,298)	(10,015,656)	(43,024,450)	(19,290,585)
Investor A	(53,722,352)	(16,957,882)	(31,143,422)	(13,043,271)
Investor C	(4,066,665)	(1,321,573)	(5,443,487)	(2,301,879)
Class K	(47,319,389)	(13,785,791)	(52,381,709)	(19,210,051)
Class R	(3,017,000)	(646,703)	(2,692,243)	(839,116)

Decrease in net assets resulting from distributions to shareholders	(135,418,704)	(42,727,605)	(134,685,311)	(54,684,902)

CAPITAL SHARE TRANSACTIONS

Net increase in net assets derived from capital share transactions	220,440,939	47,147,485	494,911,187	154,391,407

NET ASSETS
Total increase in net assets	49,933,890	329,626,449	304,932,325	442,204,607
Beginning of period	1,678,880,271	1,349,253,822	1,631,685,620	1,189,481,013

End of period	$1,728,814,161	$1,678,880,271	$1,936,617,945	$1,631,685,620

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

20	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$11.68		$10.39	$10.31	$12.83	$12.44	$11.85

Net investment income(a)	0.23		0.42	0.37	0.34	0.25	0.29
Net realized and unrealized gain (loss)	(0.30)		1.25	0.07	(2.25)	0.70	0.59

Net increase (decrease) from investment operations	(0.07)		1.67	0.44	(1.91)	0.95	0.88

Distributions(b)
From net investment income	(0.48)		(0.38)	(0.36)	(0.27)	(0.20)	(0.28)
From net realized gain	—		—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.48)		(0.38)	(0.36)	(0.61)	(0.56)	(0.29)

Net asset value, end of period	$11.13		$11.68	$10.39	$10.31	$12.83	$12.44

Total Return(c)
Based on net asset value	(0.56	)%(d)	16.37%	4.32%	(15.72)%	7.71%	7.56%

Ratios to Average Net Assets(e)
Total expenses	0.24	%(f)	0.26%	0.27%	0.25%	0.25%	0.26%

Total expenses after fees waived and/or reimbursed	0.04	%(f)	0.10%	0.11%	0.11%	0.11%	0.12%

Net investment income	4.07	%(f)	3.80%	3.51%	2.86%	1.96%	2.44%

Supplemental Data
Net assets, end of period (000)	$83,622		$70,431	$76,851	$111,382	$170,274	$101,480

Portfolio turnover rate	28%		94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$11.48		$10.21	$10.13	$12.63	$12.26	$11.68

Net investment income(a)	0.21		0.37	0.33	0.29	0.21	0.25
Net realized and unrealized gain (loss)	(0.31)		1.24	0.08	(2.22)	0.68	0.59

Net increase (decrease) from investment operations	(0.10)		1.61	0.41	(1.93)	0.89	0.84

Distributions(b)
From net investment income	(0.44)		(0.34)	(0.33)	(0.23)	(0.16)	(0.25)
From net realized gain	—		—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.44)		(0.34)	(0.33)	(0.57)	(0.52)	(0.26)

Net asset value, end of period	$10.94		$11.48	$10.21	$10.13	$12.63	$12.26

Total Return(c)
Based on net asset value	(0.84	)%(d)	16.06%	4.00%	(16.06)%	7.36%	7.27%

Ratios to Average Net Assets(e)
Total expenses	0.50	%(f)	0.54%	0.49%	0.48%	0.47%	0.51	%(g)

Total expenses after fees waived and/or reimbursed	0.38	%(f)	0.44%	0.43%	0.44%	0.43%	0.45%

Net investment income	3.80	%(f)	3.47%	3.18%	2.51%	1.65%	2.10%

Supplemental Data
Net assets, end of period (000)	$180,380		$192,547	$191,443	$216,422	$266,615	$189,930

Portfolio turnover rate	28%		94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

22	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$11.37		$10.10	$10.00	$12.46	$12.10	$11.54

Net investment income(a)	0.17		0.29	0.25	0.21	0.11	0.16
Net realized and unrealized gain (loss)	(0.30)		1.21	0.08	(2.20)	0.68	0.57

Net increase (decrease) from investment operations	(0.13)		1.50	0.33	(1.99)	0.79	0.73

Distributions(b)
From net investment income	(0.33)		(0.23)	(0.23)	(0.13)	(0.07)	(0.16)
From net realized gain	—		—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.33)		(0.23)	(0.23)	(0.47)	(0.43)	(0.17)

Net asset value, end of period	$10.91		$11.37	$10.10	$10.00	$12.46	$12.10

Total Return(c)
Based on net asset value	(1.11	)%(d)	15.08%	3.28%	(16.64)%	6.55%	6.37%

Ratios to Average Net Assets(e)
Total expenses	1.21	%(f)	1.24%	1.25%	1.20%	1.21%	1.25	%(g)

Total expenses after fees waived and/or reimbursed	1.11	%(f)	1.19%	1.19%	1.18%	1.18%	1.19%

Net investment income	3.08	%(f)	2.73%	2.43%	1.78%	0.91%	1.35%

Supplemental Data
Net assets, end of period (000)	$23,115		$28,042	$41,939	$55,438	$81,679	$82,134

Portfolio turnover rate	28%		94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$11.68		$10.39	$10.31	$12.83	$12.44	$11.85

Net investment income(a)	0.23		0.42	0.37	0.34	0.25	0.29
Net realized and unrealized gain (loss)	(0.30)		1.25	0.08	(2.25)	0.70	0.60

Net increase (decrease) from investment operations	(0.07)		1.67	0.45	(1.91)	0.95	0.89

Distributions(b)
From net investment income	(0.48)		(0.38)	(0.37)	(0.27)	(0.20)	(0.29)
From net realized gain	—		—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.48)		(0.38)	(0.37)	(0.61)	(0.56)	(0.30)

Net asset value, end of period	$11.13		$11.68	$10.39	$10.31	$12.83	$12.44

Total Return(c)
Based on net asset value	(0.54	)%(d)	16.39%	4.35%	(15.70)%	7.72%	7.58%

Ratios to Average Net Assets(e)
Total expenses	0.14	%(f)	0.15%	0.16%	0.13%	0.15%	0.18%

Total expenses after fees waived and/or reimbursed	0.02	%(f)	0.08%	0.09%	0.09%	0.09%	0.10%

Net investment income	4.14	%(f)	3.81%	3.51%	2.93%	1.98%	2.44%

Supplemental Data
Net assets, end of period (000)	$145,685		$142,689	$108,105	$79,172	$70,002	$44,530

Portfolio turnover rate	28%		94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

24	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$11.43		$10.17	$10.09	$12.58	$12.20	$11.62

Net investment income(a)	0.20		0.34	0.30	0.26	0.17	0.21
Net realized and unrealized gain (loss)	(0.31)		1.23	0.08	(2.22)	0.69	0.58

Net increase (decrease) from investment operations	(0.11)		1.57	0.38	(1.96)	0.86	0.79

Distributions(b)
From net investment income	(0.40)		(0.31)	(0.30)	(0.19)	(0.12)	(0.20)
From net realized gain	—		—	—	(0.34)	(0.36)	(0.01)

Total distributions	(0.40)		(0.31)	(0.30)	(0.53)	(0.48)	(0.21)

Net asset value, end of period	$10.92		$11.43	$10.17	$10.09	$12.58	$12.20

Total Return(c)
Based on net asset value	(0.92	)%(d)	15.69%	3.73%	(16.31)%	7.07%	6.87%

Ratios to Average Net Assets(e)
Total expenses	0.76	%(f)	0.77%	0.79%	0.77%	0.77%	0.79	%(g)

Total expenses after fees waived and/or reimbursed	0.66	%(f)	0.72%	0.74%	0.74%	0.73%	0.74%

Net investment income	3.54	%(f)	3.20%	2.87%	2.22%	1.37%	1.81%

Supplemental Data
Net assets, end of period (000)	$5,980		$7,066	$6,509	$6,833	$7,585	$8,656

Portfolio turnover rate	28%		94%	105%	65%	72%	88%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$13.41		$11.52	$10.96	$13.89	$12.86	$11.95

Net investment income(a)	0.22		0.40	0.36	0.36	0.25	0.26
Net realized and unrealized gain (loss)	(0.40)		1.85	0.54	(2.43)	1.38	0.97

Net increase (decrease) from investment operations	(0.18)		2.25	0.90	(2.07)	1.63	1.23

Distributions(b)
From net investment income	(0.44)		(0.36)	(0.34)	(0.30)	(0.18)	(0.32)
From net realized gain	—		—	—	(0.56)	(0.42)	—

Total distributions	(0.44)		(0.36)	(0.34)	(0.86)	(0.60)	(0.32)

Net asset value, end of period	$12.79		$13.41	$11.52	$10.96	$13.89	$12.86

Total Return(c)
Based on net asset value	(1.39	)%(d)	19.88%	8.31%	(16.08)%	12.91%	10.48%

Ratios to Average Net Assets(e)
Total expenses	0.25	%(f)	0.27%	0.26%	0.27%	0.26%	0.31%

Total expenses after fees waived and/or reimbursed	0.05	%(f)	0.10%	0.10%	0.11%	0.11%	0.13%

Net investment income	3.32	%(f)	3.19%	3.13%	2.80%	1.84%	2.15%

Supplemental Data
Net assets, end of period (000)	$171,901		$145,964	$135,752	$149,551	$233,289	$152,244

Portfolio turnover rate	23%		103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

26	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$13.24		$11.38	$10.83	$13.73	$12.73	$11.83

Net investment income(a)	0.20		0.35	0.32	0.31	0.20	0.22
Net realized and unrealized gain (loss)	(0.41)		1.83	0.53	(2.39)	1.36	0.96

Net increase (decrease) from investment operations	(0.21)		2.18	0.85	(2.08)	1.56	1.18

Distributions(b)
From net investment income	(0.39)		(0.32)	(0.30)	(0.26)	(0.14)	(0.28)
From net realized gain	—		—	—	(0.56)	(0.42)	—

Total distributions	(0.39)		(0.32)	(0.30)	(0.82)	(0.56)	(0.28)

Net asset value, end of period	$12.64		$13.24	$11.38	$10.83	$13.73	$12.73

Total Return(c)
Based on net asset value	(1.59	)%(d)	19.47%	7.92%	(16.31)%	12.48%	10.15%

Ratios to Average Net Assets(e)
Total expenses	0.48	%(f)	0.51%	0.47%	0.48%	0.46%	0.50	%(g)

Total expenses after fees waived and/or reimbursed	0.39	%(f)	0.44%	0.43%	0.44%	0.44%	0.46%

Net investment income	3.06	%(f)	2.85%	2.78%	2.46%	1.51%	1.80%

Supplemental Data
Net assets, end of period (000)	$275,186		$287,736	$260,121	$259,984	$306,177	$222,510

Portfolio turnover rate	23%		103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$13.06		$11.21	$10.66	$13.52	$12.54	$11.66

Net investment income(a)	0.15		0.25	0.23	0.22	0.10	0.13
Net realized and unrealized gain (loss)	(0.39)		1.81	0.52	(2.37)	1.35	0.94

Net increase (decrease) from investment operations	(0.24)		2.06	0.75	(2.15)	1.45	1.07

Distributions(b)
From net investment income	(0.28)		(0.21)	(0.20)	(0.15)	(0.05)	(0.19)
From net realized gain	—		—	—	(0.56)	(0.42)	—

Total distributions	(0.28)		(0.21)	(0.20)	(0.71)	(0.47)	(0.19)

Net asset value, end of period	$12.54		$13.06	$11.21	$10.66	$13.52	$12.54

Total Return(c)
Based on net asset value	(1.88	)%(d)	18.58%	7.08%	(16.93)%	11.68%	9.30%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.22%	1.23%	1.20%	1.21%	1.25	%(g)

Total expenses after fees waived and/or reimbursed	1.13	%(f)	1.19%	1.19%	1.18%	1.18%	1.21%

Net investment income	2.33	%(f)	2.10%	2.03%	1.73%	0.76%	1.06%

Supplemental Data
Net assets, end of period (000)	$38,818		$45,453	$56,748	$69,423	$95,825	$84,541

Portfolio turnover rate	23%		103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

28	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$13.42		$11.53	$10.97	$13.90	$12.87	$11.96

Net investment income(a)	0.22		0.40	0.36	0.36	0.26	0.27
Net realized and unrealized gain (loss)	(0.40)		1.85	0.54	(2.43)	1.37	0.96

Net increase (decrease) from investment operations	(0.18)		2.25	0.90	(2.07)	1.63	1.23

Distributions(b)
From net investment income	(0.44)		(0.36)	(0.34)	(0.30)	(0.18)	(0.32)
From net realized gain	—		—	—	(0.56)	(0.42)	—

Total distributions	(0.44)		(0.36)	(0.34)	(0.86)	(0.60)	(0.32)

Net asset value, end of period	$12.80		$13.42	$11.53	$10.97	$13.90	$12.87

Total Return(c)
Based on net asset value	(1.37	)%(d)	19.88%	8.33%	(16.06)%	12.92%	10.49%

Ratios to Average Net Assets(e)
Total expenses	0.11	%(f)	0.13%	0.14%	0.13%	0.14%	0.17%

Total expenses after fees waived and/or reimbursed	0.03	%(f)	0.08%	0.08%	0.09%	0.09%	0.11%

Net investment income	3.40	%(f)	3.21%	3.12%	2.85%	1.87%	2.19%

Supplemental Data
Net assets, end of period (000)	$199,956		$164,750	$125,737	$89,389	$59,411	$23,034

Portfolio turnover rate	23%		103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$13.20		$11.35	$10.80	$13.70	$12.69	$11.78

Net investment income(a)	0.18		0.33	0.30	0.29	0.18	0.19
Net realized and unrealized gain (loss)	(0.39)		1.82	0.53	(2.39)	1.36	0.97

Net increase (decrease) from investment operations	(0.21)		2.15	0.83	(2.10)	1.54	1.16

Distributions(b)
From net investment income	(0.37)		(0.30)	(0.28)	(0.24)	(0.11)	(0.25)
From net realized gain	—		—	—	(0.56)	(0.42)	—

Total distributions	(0.37)		(0.30)	(0.28)	(0.80)	(0.53)	(0.25)

Net asset value, end of period	$12.62		$13.20	$11.35	$10.80	$13.70	$12.69

Total Return(c)
Based on net asset value	(1.63	)%(d)	19.26%	7.79%	(16.48)%	12.27%	9.99%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.79%	0.83%	0.80%	0.80%	0.82%

Total expenses after fees waived and/or reimbursed	0.55	%(f)	0.60%	0.60%	0.61%	0.61%	0.63%

Net investment income	2.80	%(f)	2.69%	2.59%	2.31%	1.34%	1.61%

Supplemental Data
Net assets, end of period (000)	$17,343		$13,128	$12,432	$10,805	$10,705	$10,205

Portfolio turnover rate	23%		103%	101%	63%	69%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

30	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$16.57		$13.79	$12.59	$16.38	$14.43	$13.37

Net investment income(a)	0.21		0.40	0.37	0.39	0.26	0.27
Net realized and unrealized gain (loss)	(0.50)		2.83	1.17	(2.97)	2.29	1.30

Net increase (decrease) from investment operations	(0.29)		3.23	1.54	(2.58)	2.55	1.57

Distributions(b)
From net investment income	(0.43)		(0.35)	(0.34)	(0.36)	(0.21)	(0.35)
From net realized gain	(0.90)		(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(1.33)		(0.45)	(0.34)	(1.21)	(0.60)	(0.51)

Net asset value, end of period	$14.95		$16.57	$13.79	$12.59	$16.38	$14.43

Total Return(c)
Based on net asset value	(1.93	)%(d)	23.81%	12.36%	(17.30)%	17.94%	12.00%

Ratios to Average Net Assets(e)
Total expenses	0.23	%(f)	0.25%	0.22%	0.26%	0.24%	0.28%

Total expenses after fees waived and/or reimbursed	0.06	%(f)	0.10%	0.10%	0.10%	0.11%	0.13%

Net investment income	2.72	%(f)	2.64%	2.72%	2.61%	1.63%	2.00%

Supplemental Data
Net assets, end of period (000)	$419,203		$369,007	$314,277	$260,346	$296,407	$215,674

Portfolio turnover rate	26%		104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$16.20		$13.49	$12.32	$16.05	$14.15	$13.13

Net investment income(a)	0.19		0.34	0.32	0.33	0.20	0.22
Net realized and unrealized gain (loss)	(0.51)		2.77	1.14	(2.90)	2.25	1.27

Net increase (decrease) from investment operations	(0.32)		3.11	1.46	(2.57)	2.45	1.49

Distributions(b)
From net investment income	(0.37)		(0.30)	(0.29)	(0.31)	(0.16)	(0.31)
From net realized gain	(0.90)		(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(1.27)		(0.40)	(0.29)	(1.16)	(0.55)	(0.47)

Net asset value, end of period	$14.61		$16.20	$13.49	$12.32	$16.05	$14.15

Total Return(c)
Based on net asset value	(2.11	)%(d)	23.41%	11.98%	(17.56)%	17.58%	11.54%

Ratios to Average Net Assets(e)
Total expenses	0.46	%(f)	0.49%	0.47%	0.45%	0.45%	0.49%

Total expenses after fees waived and/or reimbursed	0.40	%(f)	0.44%	0.44%	0.44%	0.44%	0.47%

Net investment income	2.43	%(f)	2.29%	2.37%	2.27%	1.28%	1.66%

Supplemental Data
Net assets, end of period (000)	$651,029		$687,425	$588,797	$564,789	$699,130	$576,079

Portfolio turnover rate	26%		104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

32	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$15.76		$13.13	$11.98	$15.64	$13.79	$12.81

Net investment income(a)	0.13		0.22	0.21	0.22	0.08	0.12
Net realized and unrealized gain (loss)	(0.49)		2.69	1.12	(2.84)	2.20	1.23

Net increase (decrease) from investment operations	(0.36)		2.91	1.33	(2.62)	2.28	1.35

Distributions(b)
From net investment income	(0.24)		(0.18)	(0.18)	(0.19)	(0.04)	(0.21)
From net realized gain	(0.90)		(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(1.14)		(0.28)	(0.18)	(1.04)	(0.43)	(0.37)

Net asset value, end of period	$14.26		$15.76	$13.13	$11.98	$15.64	$13.79

Total Return(c)
Based on net asset value	(2.43	)%(d)	22.44%	11.20%	(18.18)%	16.74%	10.69%

Ratios to Average Net Assets(e)
Total expenses	1.16	%(f)	1.19%	1.20%	1.18%	1.20%	1.23%

Total expenses after fees waived and/or reimbursed	1.13	%(f)	1.18%	1.19%	1.18%	1.19%	1.22%

Net investment income	1.70	%(f)	1.54%	1.62%	1.55%	0.53%	0.91%

Supplemental Data
Net assets, end of period (000)	$51,451		$58,901	$67,973	$69,416	$99,500	$85,371

Portfolio turnover rate	26%		104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$16.57		$13.79	$12.59	$16.38	$14.43	$13.37

Net investment income(a)	0.22		0.40	0.37	0.40	0.28	0.27
Net realized and unrealized gain (loss)	(0.51)		2.83	1.17	(2.98)	2.27	1.30

Net increase (decrease) from investment operations	(0.29)		3.23	1.54	(2.58)	2.55	1.57

Distributions(b)
From net investment income	(0.43)		(0.35)	(0.34)	(0.36)	(0.21)	(0.35)
From net realized gain	(0.90)		(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(1.33)		(0.45)	(0.34)	(1.21)	(0.60)	(0.51)

Net asset value, end of period	$14.95		$16.57	$13.79	$12.59	$16.38	$14.43

Total Return(c)
Based on net asset value	(1.90	)%(d)	23.84%	12.39%	(17.29)%	17.96%	12.02%

Ratios to Average Net Assets(e)
Total expenses	0.09	%(f)	0.09%	0.10%	0.10%	0.11%	0.14%

Total expenses after fees waived and/or reimbursed	0.04	%(f)	0.08%	0.08%	0.08%	0.09%	0.11%

Net investment income	2.80	%(f)	2.66%	2.72%	2.68%	1.71%	2.03%

Supplemental Data
Net assets, end of period (000)	$566,689		$526,884	$356,094	$256,326	$195,750	$40,575

Portfolio turnover rate	26%		104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

34	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$16.13		$13.44	$12.28	$16.01	$14.12	$13.08

Net investment income(a)	0.17		0.31	0.29	0.30	0.17	0.19
Net realized and unrealized gain (loss)	(0.50)		2.76	1.15	(2.90)	2.24	1.28

Net increase (decrease) from investment operations	(0.33)		3.07	1.44	(2.60)	2.41	1.47

Distributions(b)
From net investment income	(0.36)		(0.28)	(0.28)	(0.28)	(0.13)	(0.27)
From net realized gain	(0.90)		(0.10)	—	(0.85)	(0.39)	(0.16)

Total distributions	(1.26)		(0.38)	(0.28)	(1.13)	(0.52)	(0.43)

Net asset value, end of period	$14.54		$16.13	$13.44	$12.28	$16.01	$14.12

Total Return(c)
Based on net asset value	(2.23	)%(d)	23.19%	11.81%	(17.76)%	17.31%	11.42%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.80%	0.79%	0.80%	0.79%	0.82%

Total expenses after fees waived and/or reimbursed	0.59	%(f)	0.62%	0.63%	0.63%	0.64%	0.66%

Net investment income	2.25	%(f)	2.11%	2.18%	2.06%	1.07%	1.45%

Supplemental Data
Net assets, end of period (000)	$40,442		$36,663	$22,113	$17,164	$16,815	$13,425

Portfolio turnover rate	26%		104%	93%	58%	68%	98%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$18.43		$15.06	$13.22	$17.10	$14.16	$12.83

Net investment income(a)	0.16		0.33	0.33	0.37	0.24	0.23
Net realized and unrealized gain (loss)	(0.60)		3.72	1.83	(3.22)	3.03	1.43

Net increase (decrease) from investment operations	(0.44)		4.05	2.16	(2.85)	3.27	1.66

Distributions(b)
From net investment income	(0.32)		(0.31)	(0.28)	(0.32)	(0.18)	(0.27)
From net realized gain	(1.16)		(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(1.48)		(0.68)	(0.32)	(1.03)	(0.33)	(0.33)

Net asset value, end of period	$16.51		$18.43	$15.06	$13.22	$17.10	$14.16

Total Return(c)
Based on net asset value	(2.70	)%(d)	27.65%	16.54%	(18.02)%	23.26%	13.11%

Ratios to Average Net Assets(e)
Total expenses	0.25	%(f)	0.27%	0.25%	0.30%	0.28%	0.34%

Total expenses after fees waived and/or reimbursed	0.08	%(f)	0.09%	0.10%	0.10%	0.10%	0.14%

Net investment income	1.83	%(f)	1.95%	2.22%	2.35%	1.45%	1.76%

Supplemental Data
Net assets, end of period (000)	$779,176		$571,836	$417,435	$325,725	$240,529	$168,065

Portfolio turnover rate	24%		97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

36	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$17.96		$14.68	$12.90	$16.72	$13.85	$12.56

Net investment income(a)	0.14		0.26	0.27	0.31	0.18	0.18
Net realized and unrealized gain (loss)	(0.61)		3.65	1.78	(3.15)	2.97	1.40

Net increase (decrease) from investment operations	(0.47)		3.91	2.05	(2.84)	3.15	1.58

Distributions(b)
From net investment income	(0.26)		(0.26)	(0.23)	(0.27)	(0.13)	(0.23)
From net realized gain	(1.16)		(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(1.42)		(0.63)	(0.27)	(0.98)	(0.28)	(0.29)

Net asset value, end of period	$16.07		$17.96	$14.68	$12.90	$16.72	$13.85

Total Return(c)
Based on net asset value	(2.91	)%(d)	27.34%	16.07%	(18.32)%	22.93%	12.72%

Ratios to Average Net Assets(e)
Total expenses	0.47	%(f)	0.46%	0.50%	0.50%	0.47%	0.53%

Total expenses after fees waived and/or reimbursed	0.42	%(f)	0.43%	0.44%	0.44%	0.44%	0.48%

Net investment income	1.60	%(f)	1.62%	1.88%	2.03%	1.10%	1.41%

Supplemental Data
Net assets, end of period (000)	$380,904		$392,981	$302,881	$255,281	$283,943	$203,561

Portfolio turnover rate	24%		97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$17.20		$14.09	$12.38	$16.09	$13.35	$12.12

Net investment income(a)	0.07		0.14	0.16	0.19	0.06	0.08
Net realized and unrealized gain (loss)	(0.58)		3.49	1.71	(3.04)	2.86	1.35

Net increase (decrease) from investment operations	(0.51)		3.63	1.87	(2.85)	2.92	1.43

Distributions(b)
From net investment income	(0.14)		(0.15)	(0.12)	(0.15)	(0.03)	(0.14)
From net realized gain	(1.16)		(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(1.30)		(0.52)	(0.16)	(0.86)	(0.18)	(0.20)

Net asset value, end of period	$15.39		$17.20	$14.09	$12.38	$16.09	$13.35

Total Return(c)
Based on net asset value	(3.29	)%(d)	26.36%	15.24%	(18.92)%	21.95%	11.90%

Ratios to Average Net Assets(e)
Total expenses	1.18	%(f)	1.22%	1.23%	1.20%	1.23%	1.30%

Total expenses after fees waived and/or reimbursed	1.16	%(f)	1.18%	1.19%	1.19%	1.19%	1.23%

Net investment income	0.86	%(f)	0.87%	1.13%	1.29%	0.36%	0.66%

Supplemental Data
Net assets, end of period (000)	$67,341		$72,113	$63,776	$56,149	$74,750	$50,977

Portfolio turnover rate	24%		97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

38	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$18.44		$15.06	$13.22	$17.11	$14.16	$12.83

Net investment income(a)	0.17		0.33	0.33	0.40	0.25	0.24
Net realized and unrealized gain (loss)	(0.62)		3.73	1.83	(3.26)	3.03	1.42

Net increase (decrease) from investment operations	(0.45)		4.06	2.16	(2.86)	3.28	1.66

Distributions(b)
From net investment income	(0.32)		(0.31)	(0.28)	(0.32)	(0.18)	(0.27)
From net realized gain	(1.16)		(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(1.48)		(0.68)	(0.32)	(1.03)	(0.33)	(0.33)

Net asset value, end of period	$16.51		$18.44	$15.06	$13.22	$17.11	$14.16

Total Return(c)
Based on net asset value	(2.73	)%(d)	27.74%	16.55%	(18.05)%	23.35%	13.13%

Ratios to Average Net Assets(e)
Total expenses	0.08	%(f)	0.09%	0.10%	0.10%	0.12%	0.18%

Total expenses after fees waived and/or reimbursed	0.06	%(f)	0.07%	0.08%	0.08%	0.08%	0.12%

Net investment income	1.97	%(f)	1.98%	2.24%	2.56%	1.50%	1.79%

Supplemental Data
Net assets, end of period (000)	$673,506		$561,515	$386,972	$271,863	$148,917	$45,032

Portfolio turnover rate	24%		97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R

	Six Months Ended 03/31/25 (unaudited)		Year Ended 09/30/24	Year Ended 09/30/23	Year Ended 09/30/22	Year Ended 09/30/21	Year Ended 09/30/20

Net asset value, beginning of period	$17.80		$14.57	$12.81	$16.61	$13.77	$12.47

Net investment income(a)	0.12		0.24	0.25	0.28	0.14	0.15
Net realized and unrealized gain (loss)	(0.60)		3.60	1.77	(3.13)	2.96	1.40

Net increase (decrease) from investment operations	(0.48)		3.84	2.02	(2.85)	3.10	1.55

Distributions(b)
From net investment income	(0.24)		(0.24)	(0.22)	(0.24)	(0.11)	(0.19)
From net realized gain	(1.16)		(0.37)	(0.04)	(0.71)	(0.15)	(0.06)

Total distributions	(1.40)		(0.61)	(0.26)	(0.95)	(0.26)	(0.25)

Net asset value, end of period	$15.92		$17.80	$14.57	$12.81	$16.61	$13.77

Total Return(c)
Based on net asset value	(2.99	)%(d)	27.09%	15.92%	(18.43)%	22.69%	12.53%

Ratios to Average Net Assets(e)
Total expenses	0.78	%(f)	0.80%	0.82%	0.82%	0.80%	0.84%

Total expenses after fees waived and/or reimbursed	0.58	%(f)	0.59%	0.60%	0.60%	0.60%	0.64%

Net investment income	1.45	%(f)	1.45%	1.71%	1.85%	0.87%	1.17%

Supplemental Data
Net assets, end of period (000)	$35,692		$33,241	$18,418	$11,823	$10,224	$7,058

Portfolio turnover rate	24%		97%	97%	51%	56%	116%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

40	2 0 2 5 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years
(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Statements of Operations.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for the Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).

•	The Funds record their proportionate investment in the Master Portfolio at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolio.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

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Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
20/80 Target Allocation
Citigroup Global Markets, Inc.	$12,882,894	$(12,882,894)	$—	$—

40/60 Target Allocation
BofA Securities, Inc.	$3,641,907	$(3,641,907)	$—	$—
Citigroup Global Markets, Inc.	14,072,613	(14,072,613)	—	—
Goldman Sachs & Co. LLC	17,665	(17,665)	—	—

	$17,732,185	$(17,732,185)	$—	$—

60/40 Target Allocation
Barclays Capital, Inc.	$60,639	$(60,639)	$—	$—
BNP Paribas SA	1,052,838	(1,052,838)	—	—
BofA Securities, Inc.	17,150,003	(17,150,003)	—	—
Citigroup Global Markets, Inc.	25,667,861	(25,667,861)	—	—
Goldman Sachs & Co. LLC	8,848,741	(8,848,741)	—	—
Morgan Stanley	241,358	(241,358)	—	—

	$53,021,440	$(53,021,440)	$—	$—

80/20 Target Allocation
Goldman Sachs & Co. LLC	$646,024	$(646,024)	$—	$—
Morgan Stanley	424,212	(424,212)	—	—

	$1,070,236	$(1,070,236)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$231,193	$125,997	$15,048	$372,238
40/60 Target Allocation	352,270	209,243	36,288	597,801
60/40 Target Allocation	843,786	279,319	96,031	1,219,136
80/20 Target Allocation	490,735	357,639	86,546	934,920

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$7,392	$18,526	$2,525	$14,366	$603	$43,412
40/60 Target Allocation	15,385	28,222	4,193	18,657	1,451	67,908
60/40 Target Allocation	37,737	67,596	5,597	57,358	3,845	172,133
80/20 Target Allocation	66,177	39,303	7,163	65,522	3,465	181,630

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2025, the Funds did not pay any amounts to affiliates in return for these services.

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Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$377	$2,148	$645	$296	$45	$3,511
40/60 Target Allocation	477	2,990	1,026	365	85	4,943
60/40 Target Allocation	1,653	8,936	2,140	738	184	13,651
80/20 Target Allocation	1,099	7,816	2,014	798	221	11,948

For the six months ended March 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$40,760	$108,851	$9,973	$2,757	$3,677	$166,018
40/60 Target Allocation	107,475	174,236	16,435	2,706	12,117	312,969
60/40 Target Allocation	284,993	441,550	22,466	6,151	37,979	793,139
80/20 Target Allocation	552,891	277,523	34,048	5,124	34,882	904,468

Other Fees: For the six months ended March 31, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$9,149
40/60 Target Allocation	10,478
60/40 Target Allocation	24,509
80/20 Target Allocation	29,546

For the six months ended March 31, 2025, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$5	$24	$66	$13
Investor C	508	734	2,142	8,315

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

With respect to each Fund, the Manager contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc. through June 30, 2026. With respect to each Fund, the reimbursement amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. The reimbursement amount is subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. For the six months ended March 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$116,993
40/60 Target Allocation	140,514
60/40 Target Allocation	284,197
80/20 Target Allocation	125,007

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and the Master Portfolio in which the Funds invest. For the six months ended March 31, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

Fund Name	Amounts Waived
20/80 Target Allocation	$3,256

The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the six months ended March 31, 2025, the amounts were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$91,694
40/60 Target Allocation	65,209

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statement of Operations. For the six months ended March 31, 2025, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived by the Manager - Class Specific
Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$7,392	$16,985	$125	$14,366	$4	$38,872
40/60 Target Allocation	15,385	28,222	67	18,597	1,451	63,722
60/40 Target Allocation	37,737	67,596	4	38,082	3,845	147,264
80/20 Target Allocation	66,177	38,307	80	37,339	3,465	145,368

	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Class R	Total
20/80 Target Allocation	$33,373	$8,274	$2,757	$4	$44,408
40/60 Target Allocation	91,803	18,471	2,690	10,685	123,649
60/40 Target Allocation	230,464	39,007	6	26,530	296,007
80/20 Target Allocation	452,230	42,007	—	29,583	523,820

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral, (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$14,293
40/60 Target Allocation	31,718
60/40 Target Allocation	75,677
80/20 Target Allocation	35,357

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Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.

During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2025, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
20/80 Target Allocation	$278,159	$—	$—
40/60 Target Allocation	—	104,301	6,908

6.	PURCHASES AND SALES

For the six months ended March 31, 2025, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolio, excluding short-term securities, were as follows:

Fund Name	Purchases	Sales
20/80 Target Allocation	$130,153,294	$119,905,230
40/60 Target Allocation	222,961,556	156,777,751
60/40 Target Allocation	539,456,964	438,458,331
80/20 Target Allocation	802,028,632	426,074,931

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.

As of September 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Fund Name	Non-Expiring Capital Loss Carryforwards
20/80 Target Allocation	$ (48,663,042)
40/60 Target Allocation	(6,687,294)

As of March 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
20/80 Target Allocation	$443,897,666	$11,052,795	$(2,482,777)	$ 8,570,018
40/60 Target Allocation	687,605,116	40,211,087	(5,533,802)	34,677,285
60/40 Target Allocation	1,656,295,709	142,577,172	(16,112,365)	126,464,807
80/20 Target Allocation	1,764,422,592	193,526,001	(19,688,255)	173,837,746

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2025, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and the Master Portfolio, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/25		Year Ended 09/30/24
Fund Name/Share Class	Shares	Amount	Shares	Amount

20/80 Target Allocation

Institutional

Shares sold	2,845,925	$31,531,359	2,150,446	$23,656,095

Shares issued in reinvestment of distributions	250,326	2,758,592	237,636	2,559,342

Shares redeemed	(1,610,721)	(18,109,405)	(3,756,634)	(40,896,523)

	1,485,530	$16,180,546	(1,368,552)	$(14,681,086)

Investor A

Shares sold and automatic conversion of shares	922,365	$10,225,648	1,929,988	$20,666,505

Shares issued in reinvestment of distributions	649,275	7,044,634	570,999	6,058,303

Shares redeemed	(1,868,340)	(20,676,762)	(4,470,934)	(48,035,486)

	(296,700)	$(3,406,480)	(1,969,947)	$(21,310,678)

Investor C

Shares sold	54,217	$603,377	236,883	$2,521,669

Shares issued in reinvestment of distributions	69,021	748,191	77,317	817,249

Shares redeemed and automatic conversion of shares	(470,349)	(5,217,680)	(2,002,458)	(21,168,856)

	(347,111)	$(3,866,112)	(1,688,258)	$(17,829,938)

Class K

Shares sold	2,633,073	$29,675,043	5,339,806	$57,638,539

Shares issued in reinvestment of distributions	535,364	5,899,704	415,629	4,476,323

Shares redeemed	(2,289,949)	(25,872,653)	(3,946,539)	(43,057,861)

	878,488	$9,702,094	1,808,896	$19,057,001

Class R

Shares sold	30,661	$338,118	82,616	$875,041

Shares issued in reinvestment of distributions	19,513	211,327	18,844	199,362

Shares redeemed	(120,822)	(1,357,800)	(123,261)	(1,318,564)

	(70,648)	$(808,355)	(21,801)	$(244,161)

	1,649,559	$17,801,693	(3,239,662)	$(35,008,862)

40/60 Target Allocation

Institutional

Shares sold	4,733,467	$61,005,881	3,135,843	$39,244,306

Shares issued in reinvestment of distributions	340,809	4,393,023	326,618	3,948,804

Shares redeemed	(2,520,471)	(33,118,898)	(4,360,662)	(53,455,010)

	2,553,805	$32,280,006	(898,201)	$(10,261,900)

Investor A

Shares sold and automatic conversion of shares	1,281,196	$16,628,428	2,883,203	$35,180,208

Shares issued in reinvestment of distributions	645,424	8,229,160	590,878	7,066,903

Shares redeemed	(1,898,594)	(24,574,946)	(4,598,442)	(56,385,305)

	28,026	$282,642	(1,124,361)	$(14,138,194)

Investor C

Shares sold	101,809	$1,304,187	368,716	$4,412,248

Shares issued in reinvestment of distributions	70,335	891,140	81,053	962,100

Shares redeemed and automatic conversion of shares	(556,293)	(7,143,762)	(2,031,250)	(24,342,270)

	(384,149)	$(4,948,435)	(1,581,481)	$(18,967,922)

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/25		Year Ended 09/30/24
Fund Name/Share Class	Shares	Amount	Shares	Amount

40/60 Target Allocation (continued)

Class K

Shares sold	4,930,546	$64,810,254	4,412,109	$54,652,009

Shares issued in reinvestment of distributions	468,327	6,041,421	348,245	4,213,769

Shares redeemed	(2,054,412)	(26,796,621)	(3,389,870)	(41,962,977)

	3,344,461	$44,055,054	1,370,484	$16,902,801

Class R

Shares sold	526,962	$6,615,326	167,838	$2,044,372

Shares issued in reinvestment of distributions	26,635	339,066	27,436	327,584

Shares redeemed	(174,116)	(2,258,719)	(296,121)	(3,634,224)

	379,481	$4,695,673	(100,847)	$(1,262,268)

	5,921,624	$76,364,940	(2,334,406)	$(27,727,483)

60/40 Target Allocation

Institutional

Shares sold	8,883,375	$136,701,456	5,679,484	$85,572,797

Shares issued in reinvestment of distributions	1,777,369	27,140,429	682,747	9,961,271

Shares redeemed	(4,889,178)	(78,515,550)	(6,881,945)	(103,627,817)

	5,771,566	$85,326,335	(519,714)	$(8,093,749)

Investor A

Shares sold and automatic conversion of shares	2,243,455	$34,841,504	4,261,383	$62,872,622

Shares issued in reinvestment of distributions	3,521,894	52,581,877	1,158,867	16,571,804

Shares redeemed	(3,643,797)	(56,110,389)	(6,627,075)	(97,787,391)

	2,121,552	$31,312,992	(1,206,825)	$(18,342,965)

Investor C

Shares sold	220,137	$3,318,297	514,487	$7,420,845

Shares issued in reinvestment of distributions	277,962	4,058,240	94,309	1,319,379

Shares redeemed and automatic conversion of shares	(626,589)	(9,469,779)	(2,049,730)	(29,317,415)

	(128,490)	$(2,093,242)	(1,440,934)	$(20,577,191)

Class K

Shares sold	7,548,052	$121,699,992	12,125,742	$180,030,574

Shares issued in reinvestment of distributions	3,100,878	47,319,389	944,879	13,785,791

Shares redeemed	(4,533,989)	(70,865,880)	(7,096,538)	(109,034,861)

	6,114,941	$98,153,501	5,974,083	$84,781,504

Class R

Shares sold	516,695	$7,894,871	755,079	$11,289,782

Shares issued in reinvestment of distributions	202,892	3,017,000	45,351	646,704

Shares redeemed	(212,235)	(3,170,518)	(172,272)	(2,556,600)

	507,352	$7,741,353	628,158	$9,379,886

	14,386,921	$220,440,939	3,434,768	$47,147,485

80/20 Target Allocation

Institutional

Shares sold	20,391,535	$347,919,791	9,463,287	$157,229,752

Shares issued in reinvestment of distributions	2,507,307	42,950,167	1,216,221	19,264,943

Shares redeemed	(6,714,544)	(119,105,446)	(7,384,336)	(122,877,562)

	16,184,298	$271,764,512	3,295,172	$53,617,133

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/25		Year Ended 09/30/24
Fund Name/Share Class	Shares	Amount	Shares	Amount

80/20 Target Allocation (continued)

Investor A

Shares sold and automatic conversion of shares	1,827,434	$31,449,661	3,727,209	$60,783,875

Shares issued in reinvestment of distributions	1,846,888	30,824,562	833,603	12,895,840

Shares redeemed	(1,852,953)	(31,740,370)	(3,302,912)	(53,603,057)

	1,821,369	$30,533,853	1,257,900	$20,076,658

Investor C

Shares sold	492,558	$8,185,902	780,843	$12,250,248

Shares issued in reinvestment of distributions	339,334	5,436,127	154,247	2,298,287

Shares redeemed and automatic conversion of shares	(650,178)	(10,694,816)	(1,268,058)	(19,761,868)

	181,714	$2,927,213	(332,968)	$(5,213,333)

Class K

Shares sold	10,999,438	$196,346,665	8,841,370	$145,507,174

Shares issued in reinvestment of distributions	3,057,893	52,381,709	1,212,756	19,210,051

Shares redeemed	(3,713,913)	(65,248,595)	(5,298,314)	(88,534,400)

	10,343,418	$183,479,779	4,755,812	$76,182,825

Class R

Shares sold	378,088	$6,362,451	659,963	$10,698,425

Shares issued in reinvestment of distributions	162,684	2,690,792	54,625	838,476

Shares redeemed	(166,302)	(2,847,413)	(110,968)	(1,808,777)

	374,470	$6,205,830	603,620	$9,728,124

	28,905,269	$494,911,187	9,579,536	$154,391,407

As of March 31, 2025, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation

Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 10, 2025, the credit agreement was extended until April 2026 under substantially similar terms.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Additional Information

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Compensation to the independent trustees of the Fund and Trust, as applicable, is paid by the Fund and Trust, on behalf of the Funds.

General Information

Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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Additional Information (continued)

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02110
Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10001
Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	53

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

ETF	Exchange-Traded Fund

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THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

2

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 22, 2025

By:	/s/Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II
Date: May 22, 2025

4